Balance Sheet Components - Goodwill and Other Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill And Intangible Assets [Line Items]
Goodwill	$ 2,986,064	$ 1,063,200	$ 1,002,129
Intangible assets, gross	956,967	357,552
Accumulated amortization	(237,736)	(132,987)
Intangible assets, net	719,231	224,565	147,527	$ 184,182
Customer contracts
Goodwill And Intangible Assets [Line Items]
Intangible assets, gross	839,593	326,493
Accumulated amortization	(183,270)	(120,660)
Trade names
Goodwill And Intangible Assets [Line Items]
Intangible assets, gross	69,519	10,390
Accumulated amortization	(43,830)	(4,303)
Favorable leases
Goodwill And Intangible Assets [Line Items]
Intangible assets, gross	38,139	7,871
Accumulated amortization	(8,027)	(5,416)
Licenses
Goodwill And Intangible Assets [Line Items]
Intangible assets, gross	9,697	9,697
Accumulated amortization	(2,591)	(1,942)
Others [Member]
Goodwill And Intangible Assets [Line Items]
Intangible assets, gross	19	3,101
Accumulated amortization	(18)	(666)
Reportable geographical components | Americas
Goodwill And Intangible Assets [Line Items]
Goodwill	469,438	460,203	463,902
Intangible assets, net	40,117	50,643	62,954	76,224
Reportable geographical components | EMEA
Goodwill And Intangible Assets [Line Items]
Goodwill	2,281,306	374,070	404,093
Intangible assets, net	562,361	44,355	62,185	82,709
Reportable geographical components | Asia-Pacific
Goodwill And Intangible Assets [Line Items]
Goodwill	235,320	228,927	134,134
Intangible assets, net	$ 116,753	$ 129,567	$ 22,388	$ 25,249